Income Taxes - Components of Income Tax (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current Provision:
United Kingdom	$ 0	$ 0
Total	357	0
Deferred Provision (Benefit):
United Kingdom	0	0
Total	0	0
Total Provision (Benefit) for Income Taxes	357	0
UNITED STATES
Current Provision:
Foreign	357	0
Deferred Provision (Benefit):
Foreign	0	0
Other Foreign Country
Current Provision:
Foreign	0	0
Deferred Provision (Benefit):
Foreign	$ 0	$ 0